EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectus dated February 1, 2015 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 235 (“Amendment No. 235”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 235 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-15-000091) on January 26, 2015.

Eaton Vance Build America Bond Fund

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance AMT-Free Municipal Income Fund

EATON VANCE MUTUAL FUNDS TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: February 4, 2015